Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Maturity of Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Within one year [Member]
Schedule of Maturity of Loans And Borrowings [Line Items]
Loans	$ 324	$ 643
Leases	2,076	1,900
Years two to seven [Member]
Schedule of Maturity of Loans And Borrowings [Line Items]
Loans	55,000	35,564
Leases	$ 9,150	$ 3,955